United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	December 31, 2005

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         December 31, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 Com              017175100     3307    11643 SH       SOLE                    11643
Altria Group Inc.              Com              02209s103    16468   220390 SH       SOLE                   220390
Anadarko Pete Corp.            Com              032511107    10104   106640 SH       SOLE                   106640
Anglogold Ltd ADR              Com              035128206     7913   160400 SH       SOLE                   160400
Automatic Data Processing      Com              053015103    17296   376820 SH       SOLE                   376820
BJ's Wholesale Club Inc.       Com              05548J106     7454   252150 SH       SOLE                   252150
BP Plc-Spons. ADR              Com              055622104      302     4700 SH       SOLE                     4700
Barrick Gold Corp              Com              067901108     9164   328830 SH       SOLE                   328830
Becton Dickinson & Co.         Com              075887109      254     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      443        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    26555     9046 SH       SOLE                     9046
Canon Inc. - Spons. ADR        Com              138006309     3577    60800 SH       SOLE                    60800
Cincinnati Financial Corp      Com              172062101    10599   237210 SH       SOLE                   237210
Coca-Cola Company              Com              191216100    14676   364085 SH       SOLE                   364085
Diageo Plc-ADR                 Com              25243q205     8745   150000 SH       SOLE                   150000
Dresser-Rand Group Inc.        Com              261608103     9840   406950 SH       SOLE                   406950
Emerson Electric Co.           Com              291011104      256     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     4787    85220 SH       SOLE                    85220
Fifth Third Bancorp            Com              316773100     7291   193280 SH       SOLE                   193280
Gannett Company                Com              364730101    10152   167615 SH       SOLE                   167615
General Dynamics Corp          Com              369550108     7418    65040 SH       SOLE                    65040
General Electric Co.           Com              369604103    22288   635900 SH       SOLE                   635900
Genuine Parts Co.              Com              372460105    13664   311110 SH       SOLE                   311110
GlaxoSmithKline PLC - Spons. A Com              37733W105      808    16000 SH       SOLE                    16000
Gold Fields Ltd ADR            Com              38059t106    10679   605720 SH       SOLE                   605720
Grainger, W.W. Inc.            Com              384802104     6643    93430 SH       SOLE                    93430
Home Depot Inc.                Com              437076102    10649   263080 SH       SOLE                   263080
Honda Motor Co. ADR            Com              438128308    15287   527690 SH       SOLE                   527690
Hubbell Inc. Cl B              Com              443510201     5895   130650 SH       SOLE                   130650
Intel Corp.                    Com              458140100    14429   578100 SH       SOLE                   578100
Invacare Corp                  Com              461203101     5143   163330 SH       SOLE                   163330
J.P. Morgan Chase & Co         Com              46625H100    14300   360280 SH       SOLE                   360280
Johnson & Johnson              Com              478160104    15304   254650 SH       SOLE                   254650
Kraft Foods, Inc               Com              50075N104    10713   380300 SH       SOLE                   380300
LaBranche & Co Inc             Com              505447102     8010   792250 SH       SOLE                   792250
Lockheed Martin Corporation    Com              539830109      611     9600 SH       SOLE                     9600
Marathon Oil Corp              Com              565849106     2549    41810 SH       SOLE                    41810
Markel Corporation             Com              570535104     8294    26160 SH       SOLE                    26160
Merrill Lynch & Co Inc         Com              590188108    18391   271540 SH       SOLE                   271540
Mohawk Industries              Com              608190104      348     4000 SH       SOLE                     4000
Morgan Stanley                 Com              617446448     1924    33910 SH       SOLE                    33910
Newmont Mining Corp.           Com              651639106    18287   342450 SH       SOLE                   342450
Nokia Corp ADR                 Com              654902204    11675   638000 SH       SOLE                   638000
Old Republic Intl              Com              680223104     8026   305630 SH       SOLE                   305630
Pioneer Natural Resources Comp Com              723787107    15438   301110 SH       SOLE                   301110
Placer Dome, Inc.              Com              725906101     5719   249420 SH       SOLE                   249420
Procter & Gamble               Com              742718109    17238   297830 SH       SOLE                   297680
Royal Dutch Shell PLC - ADR Cl Com              780259107    11678   180971 SH       SOLE                   180971
Royal Gold Inc.                Com              780287108     9474   272800 SH       SOLE                   272800
Statoil ASA - Sponsored ADR    Com              85771p102    12395   539860 SH       SOLE                   539860
The Walt Disney Co.            Com              254687106     8118   338660 SH       SOLE                   338660
Unilever PLC Sponsored ADR     Com              904767704     5224   130200 SH       SOLE                   130200
Wachovia Corp                  Com              929903102      777    14700 SH       SOLE                    14700
Washington Post - Cl B         Com              939640108    12580    16445 SH       SOLE                    16445